Average Annual Total Returns - First Trust NYSE Arca Biotechnology Index Fund	First Trust NYSE Arca Biotechnology Index Fund 1 Year	First Trust NYSE Arca Biotechnology Index Fund 5 Years	First Trust NYSE Arca Biotechnology Index Fund 10 Years	First Trust NYSE Arca Biotechnology Index Fund Since Inception	First Trust NYSE Arca Biotechnology Index Fund Inception Date	First Trust NYSE Arca Biotechnology Index Fund After tax on distributions 1 Year	First Trust NYSE Arca Biotechnology Index Fund After tax on distributions 5 Years	First Trust NYSE Arca Biotechnology Index Fund After tax on distributions 10 Years	First Trust NYSE Arca Biotechnology Index Fund After tax on distributions Since Inception	First Trust NYSE Arca Biotechnology Index Fund After tax on distributions and sale of fund shares 1 Year	First Trust NYSE Arca Biotechnology Index Fund After tax on distributions and sale of fund shares 5 Years	First Trust NYSE Arca Biotechnology Index Fund After tax on distributions and sale of fund shares 10 Years	First Trust NYSE Arca Biotechnology Index Fund After tax on distributions and sale of fund shares Since Inception	NYSE® Arca® Biotechnology Index (reflects no deduction for fees, expenses or taxes) 1 Year	NYSE® Arca® Biotechnology Index (reflects no deduction for fees, expenses or taxes) 5 Years	NYSE® Arca® Biotechnology Index (reflects no deduction for fees, expenses or taxes) 10 Years	NYSE® Arca® Biotechnology Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P Composite 1500® Health Care Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Composite 1500® Health Care Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Composite 1500® Health Care Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P Composite 1500® Health Care Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ® Biotechnology Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ® Biotechnology Index (reflects no deduction for fees, expenses or taxes) 5 Years	NASDAQ® Biotechnology Index (reflects no deduction for fees, expenses or taxes) 10 Years	NASDAQ® Biotechnology Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	12.93%	8.25%	15.73%	15.88%	Jun. 19, 2006	12.93%	8.25%	15.72%	15.84%	7.65%	6.51%	13.41%	13.98%	13.57%	8.83%	16.31%	16.50%	14.55%	12.12%	16.16%	12.07%	26.42%	6.64%	17.69%	14.24%	18.40%	15.22%	13.88%	10.20%